Retirement Benefit Plans - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Surplus plan, not recognized	$ 195	$ 191
Defined contribution expense	39	$ 37
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Expected contribution to defined benefit pension plans for the next annual reporting period	$ 5
Weighted average duration of defined benefit obligation	12 years
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation	12 years